Shareholder Report	6 Months Ended
Sep. 30, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	ETF Opportunities Trust
Entity Central Index Key	0001771146
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Formidable ETF [Member]
Shareholder Report [Line Items]
Fund Name	Formidable ETF
Class Name	Formidable ETF
Trading Symbol	FORH
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Formidable ETF for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at formidablefunds.com/forh/. You can also contact us at (833) 600-5704.
Additional Information Phone Number	(833) 600-5704
Additional Information Website	formidablefunds.com/forh/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Formidable ETF	$66	1.19%¹
¹	Annualized.

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.19%	[1]
Net Assets	$ 22,365,720
Holdings Count | Holdings	49
Advisory Fees Paid, Amount	$ 120,068
Investment Company, Portfolio Turnover	44.77%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)

Fund Net Assets	$22,365,720
Number of Holdings	49
Total Net Advisory Fee	$120,068
Portfolio Turnover Rate	44.77%

Holdings [Text Block]	What did the Fund invest in? (% of Net Assets as of September 30, 2025) Sector Breakdown
Largest Holdings [Text Block]
Top Ten Holdings
Flux Power Holdings, Inc.	8.22%
Acacia Research Corp.	6.74%
US Treasury Bill 2/12/2026	4.56%
Royalty Pharma Plc	4.00%
US Treasury Bill 12/16/2025	3.68%
Brookfield Infrastructure Partners LP	3.53%
Corcept Therapeutics, Inc.	3.22%
US Treasury Bill 10/9/2025	3.06%
Alliance Resource Partners LP	2.94%
Genpact Ltd.	2.93%

Formidable Fortress ETF [Member]
Shareholder Report [Line Items]
Fund Name	Formidable Fortress ETF
Class Name	Formidable Fortress ETF
Trading Symbol	KONG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Formidable Fortress ETF for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at formidablefunds.com/kong/. You can also contact us at (833) 600-5704.
Additional Information Phone Number	(833) 600-5704
Additional Information Website	formidablefunds.com/kong/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Formidable Fortress ETF	$46	0.89%¹
¹	Annualized.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.89%	[2]
Net Assets	$ 22,110,548
Holdings Count | Holdings	41
Advisory Fees Paid, Amount	$ 96,704
Investment Company, Portfolio Turnover	8.63%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)

Fund Net Assets	$22,110,548
Number of Holdings	41
Total Net Advisory Fee	$96,704
Portfolio Turnover Rate	8.63%

Holdings [Text Block]	What did the Fund invest in? (% of Net Assets as of September 30, 2025) Sector Breakdown
Largest Holdings [Text Block]
Top Ten Holdings
Alphabet, Inc. Class C	4.86%
Microsoft Corp.	4.23%
Interactive Brokers Group, Inc.	4.13%
Meta Platforms, Inc.	4.03%
Nvidia Corp.	4.01%
United Therapeutics Corp.	3.91%
Fastenal Co.	3.75%
Johnson & Johnson	3.31%
Snap-on, Inc.	3.09%
S&P 500 Global, Inc.	2.98%

[1]	Annualized.
[2]	Annualized.